Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
January 31, 2023
FAV-NPRT1-0423
1.813029.118
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	43,120	1,689,787
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (b)	13,070	1,169,504
Media - 1.9%
DISH Network Corp. Class A (b)	34,105	490,771
Interpublic Group of Companies, Inc.	51,608	1,881,628
News Corp. Class A	54,181	1,097,707
Nexstar Broadcasting Group, Inc. Class A	8,033	1,644,917
Scholastic Corp. (c)	35,935	1,589,764
Thryv Holdings, Inc. (b)	68,881	1,540,868
		8,245,655
TOTAL COMMUNICATION SERVICES		11,104,946
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Adient PLC (b)	54,872	2,470,337
Autoliv, Inc.	25,325	2,332,939
Cie Automotive SA	27,670	819,418
		5,622,694
Automobiles - 0.6%
Harley-Davidson, Inc.	54,978	2,530,637
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (b)	48,789	1,862,764
H&R Block, Inc.	10,200	397,596
		2,260,360
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	51,738	2,303,893
Bowlero Corp. Class A (b)	123,290	1,695,238
Brinker International, Inc. (b)	29,108	1,148,602
Caesars Entertainment, Inc. (b)	35,899	1,868,902
Hilton Grand Vacations, Inc. (b)	49,640	2,350,950
Hyatt Hotels Corp. Class A (b)	10,344	1,128,737
Red Rock Resorts, Inc. (c)	51,600	2,322,516
		12,818,838
Household Durables - 1.5%
KB Home	48,669	1,871,323
Mohawk Industries, Inc. (b)	16,660	2,000,200
Tempur Sealy International, Inc.	69,322	2,824,872
		6,696,395
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	47,617	2,357,042
Leisure Products - 0.7%
Mattel, Inc. (b)	153,631	3,143,290
Multiline Retail - 1.7%
Dollar Tree, Inc. (b)	10,385	1,559,619
Franchise Group, Inc. (c)	72,320	2,233,965
Kohl's Corp.	74,200	2,401,854
Nordstrom, Inc. (c)	64,205	1,254,566
		7,450,004
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	19,689	1,150,231
American Eagle Outfitters, Inc.	192,680	3,109,855
Camping World Holdings, Inc. (c)	61,982	1,574,963
Lithia Motors, Inc. Class A (sub. vtg.)	9,806	2,580,939
Rent-A-Center, Inc.	79,064	2,126,031
Sally Beauty Holdings, Inc. (b)	65,250	1,016,595
Signet Jewelers Ltd. (c)	25,158	1,932,386
Victoria's Secret & Co. (b)	78,034	3,289,133
		16,780,133
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	54,718	3,638,200
TOTAL CONSUMER DISCRETIONARY		63,297,593
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Primo Water Corp.	110,080	1,722,752
Food & Staples Retailing - 0.9%
U.S. Foods Holding Corp. (b)	96,007	3,660,747
United Natural Foods, Inc. (b)	980	40,788
		3,701,535
Food Products - 1.3%
Bunge Ltd.	17,850	1,768,935
Darling Ingredients, Inc. (b)	44,609	2,957,131
Tyson Foods, Inc. Class A	17,620	1,158,515
		5,884,581
Household Products - 0.4%
Energizer Holdings, Inc.	50,400	1,869,840
Personal Products - 0.2%
Olaplex Holdings, Inc. (b)	142,381	898,424
TOTAL CONSUMER STAPLES		14,077,132
ENERGY - 11.8%
Energy Equipment & Services - 2.7%
Expro Group Holdings NV (b)	133,108	2,514,410
Liberty Oilfield Services, Inc. Class A	25,773	407,987
TechnipFMC PLC (b)	208,975	2,902,663
Tenaris SA	145,890	2,585,280
Valaris Ltd. (b)	35,400	2,571,456
Vallourec SA (b)	68,002	988,053
		11,969,849
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (b)	178,778	5,155,958
APA Corp.	13,567	601,425
Canadian Natural Resources Ltd.	41,876	2,570,375
Cenovus Energy, Inc. (Canada)	162,743	3,251,068
Denbury, Inc. (b)	40,737	3,535,157
Devon Energy Corp.	14,757	933,233
Diamondback Energy, Inc.	4,095	598,361
Energy Transfer LP	148,806	1,976,144
EQT Corp.	18,347	599,396
Genesis Energy LP	170,887	1,929,314
Hess Corp.	37,414	5,618,086
HF Sinclair Corp.	31,368	1,784,839
Imperial Oil Ltd.	39,691	2,169,276
Kosmos Energy Ltd. (b)	333,944	2,641,497
Parkland Corp.	43,620	1,024,810
Talos Energy, Inc. (b)	37,450	741,885
Targa Resources Corp.	23,385	1,754,343
The Williams Companies, Inc.	20,029	645,735
Tourmaline Oil Corp.	33,555	1,563,824
Valero Energy Corp.	7,833	1,096,855
		40,191,581
TOTAL ENERGY		52,161,430
FINANCIALS - 13.3%
Banks - 3.8%
Bank of Kyoto Ltd.	17,972	836,205
East West Bancorp, Inc.	49,610	3,895,377
First Citizens Bancshares, Inc.	2,569	1,997,860
First Citizens Bancshares, Inc. Class B	226	160,460
M&T Bank Corp.	18,857	2,941,692
PacWest Bancorp	67,837	1,876,371
Signature Bank	25,796	3,326,394
Western Alliance Bancorp.	7,130	537,388
Wintrust Financial Corp.	13,825	1,264,573
		16,836,320
Capital Markets - 2.3%
Ameriprise Financial, Inc.	8,285	2,900,744
Lazard Ltd. Class A	39,852	1,597,268
LPL Financial	12,272	2,909,937
Northern Trust Corp.	20,190	1,957,824
Petershill Partners PLC (a)	393,194	819,226
		10,184,999
Consumer Finance - 1.4%
OneMain Holdings, Inc.	56,167	2,423,044
PROG Holdings, Inc. (b)	18,800	419,052
SLM Corp.	182,380	3,204,417
		6,046,513
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	56,161	3,975,076
Corebridge Financial, Inc.	57,550	1,252,288
ECN Capital Corp.	156,758	344,018
Voya Financial, Inc. (c)	22,120	1,543,312
		7,114,694
Insurance - 2.8%
AMBAC Financial Group, Inc. (b)	19,101	318,223
American Financial Group, Inc.	12,263	1,748,581
Assurant, Inc.	22,750	3,016,423
First American Financial Corp.	31,339	1,938,944
Reinsurance Group of America, Inc.	13,907	2,110,665
The Travelers Companies, Inc.	17,750	3,392,380
		12,525,216
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. (b)	58,611	2,820,361
Essent Group Ltd.	25,103	1,105,285
Walker & Dunlop, Inc.	24,729	2,358,652
		6,284,298
TOTAL FINANCIALS		58,992,040
HEALTH CARE - 5.7%
Biotechnology - 0.7%
Biogen, Inc. (b)	1,620	471,258
BioMarin Pharmaceutical, Inc. (b)	3,031	349,626
Exact Sciences Corp. (b)	2,759	186,288
Galapagos NV (b)	3,620	160,215
Poseida Therapeutics, Inc. (b)	19,940	138,782
United Therapeutics Corp. (b)	7,176	1,888,508
		3,194,677
Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (b)	354	95,484
Hologic, Inc. (b)	4,511	367,060
STERIS PLC	2,070	427,476
Teleflex, Inc.	1,562	380,222
The Cooper Companies, Inc.	1,518	529,676
Zimmer Biomet Holdings, Inc.	2,521	321,024
		2,120,942
Health Care Providers & Services - 2.8%
AdaptHealth Corp. (b)	94,522	2,025,606
agilon health, Inc. (b)	7,630	166,029
AmerisourceBergen Corp.	3,598	607,918
Centene Corp. (b)	30,676	2,338,738
Cigna Corp.	8,339	2,640,711
Guardant Health, Inc. (b)	986	30,990
Laboratory Corp. of America Holdings	1,688	425,579
Molina Healthcare, Inc. (b)	1,451	452,465
Oak Street Health, Inc. (b)	3,898	113,276
Owens & Minor, Inc.	58,134	1,147,565
Premier, Inc.	2,146	71,591
Quest Diagnostics, Inc.	1,257	186,639
Tenet Healthcare Corp. (b)	37,665	2,065,925
		12,273,032
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,790	424,303
Avantor, Inc. (b)	6,692	159,939
Bio-Rad Laboratories, Inc. Class A (b)	1,066	498,312
Charles River Laboratories International, Inc. (b)	345	83,921
IQVIA Holdings, Inc. (b)	1,067	244,780
PerkinElmer, Inc.	2,685	369,268
Syneos Health, Inc. (b)	47,420	1,703,326
		3,483,849
Pharmaceuticals - 0.9%
Catalent, Inc. (b)	3,686	197,385
Elanco Animal Health, Inc. (b)	41,710	572,678
Jazz Pharmaceuticals PLC (b)	17,397	2,725,414
Royalty Pharma PLC	12,173	477,060
Viatris, Inc.	7,464	90,762
		4,063,299
TOTAL HEALTH CARE		25,135,799
INDUSTRIALS - 14.5%
Air Freight & Logistics - 0.7%
Deutsche Post AG	12,980	558,876
FedEx Corp.	13,954	2,705,122
		3,263,998
Building Products - 1.0%
Builders FirstSource, Inc. (b)	39,305	3,132,609
UFP Industries, Inc.	11,977	1,120,448
		4,253,057
Commercial Services & Supplies - 0.7%
HNI Corp.	26,229	833,295
The Brink's Co.	37,175	2,438,680
		3,271,975
Construction & Engineering - 2.8%
API Group Corp. (b)	106,575	2,370,228
Fluor Corp. (b)	67,700	2,487,975
Granite Construction, Inc.	62,363	2,655,417
MDU Resources Group, Inc. (c)	67,921	2,099,438
Willscot Mobile Mini Holdings (b)	58,592	2,839,368
		12,452,426
Electrical Equipment - 2.3%
Generac Holdings, Inc. (b)	15,130	1,824,678
GrafTech International Ltd.	224,025	1,465,124
Regal Rexnord Corp.	27,049	3,765,221
Sensata Technologies, Inc. PLC	54,920	2,792,682
Vertiv Holdings Co.	30,860	438,829
		10,286,534
Machinery - 2.8%
Allison Transmission Holdings, Inc.	52,944	2,386,716
Chart Industries, Inc. (b)	950	127,281
Flowserve Corp.	78,075	2,687,342
Kennametal, Inc.	86,020	2,451,570
Oshkosh Corp.	20,694	2,085,541
Timken Co.	32,400	2,668,140
		12,406,590
Professional Services - 0.6%
Manpower, Inc.	27,629	2,408,144
Road & Rail - 2.3%
RXO, Inc. (b)	93,193	1,707,296
Ryder System, Inc.	25,652	2,421,805
TFI International, Inc. (Canada)	16,583	1,846,932
U-Haul Holding Co. (non-vtg.)	35,500	2,193,545
XPO, Inc. (b)	46,103	1,837,666
		10,007,244
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (b)	32,668	1,858,156
Custom Truck One Source, Inc. Class A (b)	186,534	1,320,661
Herc Holdings, Inc.	15,128	2,349,681
		5,528,498
TOTAL INDUSTRIALS		63,878,466
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (b)	32,785	1,973,001
Electronic Equipment & Components - 1.5%
Flex Ltd. (b)	136,027	3,176,230
Knowles Corp. (b)	37,837	727,606
Vontier Corp.	112,304	2,586,361
		6,490,197
IT Services - 2.5%
Concentrix Corp.	14,466	2,051,423
Cyxtera Technologies, Inc. Class A (b)	300,039	966,126
DXC Technology Co. (b)	35,820	1,029,109
Fidelity National Information Services, Inc.	29,004	2,176,460
Global Payments, Inc.	15,480	1,744,906
SS&C Technologies Holdings, Inc.	34,539	2,084,429
Unisys Corp. (b)	159,447	862,608
		10,915,061
Semiconductors & Semiconductor Equipment - 0.2%
Skyworks Solutions, Inc.	6,400	701,888
Software - 0.6%
NCR Corp. (b)	102,802	2,818,831
TOTAL INFORMATION TECHNOLOGY		22,898,978
MATERIALS - 13.8%
Chemicals - 6.2%
Axalta Coating Systems Ltd. (b)	87,313	2,628,121
Cabot Corp.	24,092	1,814,850
Celanese Corp. Class A	33,016	4,067,571
Corteva, Inc.	28,135	1,813,301
Eastman Chemical Co.	23,814	2,099,680
Huntsman Corp.	19,812	627,842
Methanex Corp. (c)	72,462	3,429,626
Olin Corp.	41,415	2,674,995
The Chemours Co. LLC	70,340	2,559,673
Trinseo PLC	15,967	443,084
Tronox Holdings PLC	110,137	1,888,850
Westlake Corp.	25,366	3,113,677
		27,161,270
Construction Materials - 1.5%
Eagle Materials, Inc.	12,776	1,866,318
GCC S.A.B. de CV	176,108	1,412,848
Martin Marietta Materials, Inc.	3,272	1,176,742
Summit Materials, Inc.	66,005	2,168,924
		6,624,832
Containers & Packaging - 1.6%
Crown Holdings, Inc.	36,518	3,219,427
O-I Glass, Inc. (b)	118,337	2,277,987
WestRock Co.	41,020	1,609,625
		7,107,039
Metals & Mining - 3.8%
ArcelorMittal SA Class A unit GDR	60,780	1,880,533
Arconic Corp. (b)	136,859	3,217,555
ATI, Inc. (b)	48,926	1,780,417
Carpenter Technology Corp. (c)	29,495	1,424,314
Constellium NV (b)	232,569	3,379,228
First Quantum Minerals Ltd.	45,042	1,045,016
Freeport-McMoRan, Inc.	55,198	2,462,935
Steel Dynamics, Inc.	12,674	1,528,991
		16,718,989
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	47,367	3,225,219
TOTAL MATERIALS		60,837,349
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 4.8%
CubeSmart	90,598	4,148,482
Douglas Emmett, Inc.	41,350	692,613
Equity Lifestyle Properties, Inc.	23,309	1,673,120
Essex Property Trust, Inc.	12,960	2,929,867
Lamar Advertising Co. Class A	14,424	1,536,733
Outfront Media, Inc.	48,700	969,130
Prologis (REIT), Inc.	28,466	3,680,084
Welltower, Inc.	72,291	5,424,717
		21,054,746
Real Estate Management & Development - 1.6%
Anywhere Real Estate, Inc. (b)	113,358	961,276
Compass, Inc. (b)	117,700	473,154
Cushman & Wakefield PLC (b)	96,873	1,397,877
Jones Lang LaSalle, Inc. (b)	20,828	3,850,472
WeWork, Inc. (b)(c)	318,671	506,687
		7,189,466
TOTAL REAL ESTATE		28,244,212
UTILITIES - 5.7%
Electric Utilities - 3.9%
Constellation Energy Corp.	34,449	2,940,567
Edison International	84,259	5,805,447
Entergy Corp.	33,673	3,646,112
PG&E Corp. (b)	317,760	5,052,384
		17,444,510
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	134,793	3,694,676
Vistra Corp.	70,016	1,614,569
		5,309,245
Multi-Utilities - 0.6%
Sempra Energy	15,306	2,454,011
TOTAL UTILITIES		25,207,766
TOTAL COMMON STOCKS (Cost $368,635,605)		425,835,711

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.18% to 4.55% 2/16/23 to 4/13/23 (e) (Cost $874,152)	880,000	874,085

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	13,217,812	13,220,455
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	10,119,847	10,120,859
TOTAL MONEY MARKET FUNDS (Cost $23,341,300)		23,341,314

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $392,851,057)	450,051,110
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(8,296,281)
NET ASSETS - 100.0%	441,754,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Mar 2023	5,592,090	214,529	214,529

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,509,013 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $336,372.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	8,563,889	56,155,597	51,499,031	80,917	-	-	13,220,455	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	10,739,930	30,788,114	31,407,185	16,621	-	-	10,120,859	0.0%
Total	19,303,819	86,943,711	82,906,216	97,538	-	-	23,341,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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